UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05896

DWS Target Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  7/31

Date of reporting period: 04/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2011 (Unaudited)

DWS Target 2012 Fund

	Principal Amount ($)	Value ($)
Government & Agency Obligation 74.8%
US Treasury Obligation
US Treasury STRIPS, 5.296% *, 2/15/2012 (a) (Cost $25,776,422)	26,871,000	26,827,335
	Shares	Value ($)

Exchange-Traded Funds 24.9%
iShares S&P 500 Index Fund	26,230	3,590,886
SPDR S&P 500 ETF Trust (a)	39,130	5,342,810

Total Exchange-Traded Funds (Cost $7,362,324)		8,933,696
Securities Lending Collateral 44.8%
Daily Assets Fund Institutional, 0.18% (b) (c) (Cost $16,067,530)	16,067,530	16,067,530
Cash Equivalents 0.9%
Central Cash Management Fund, 0.14% (b) (Cost $311,157)	311,157	311,157

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $49,517,433) †	145.4	52,139,718
Other Assets and Liabilities, Net	(45.4)	(16,273,564)

Net Assets	100.0	35,866,154

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $49,518,366.  At April 30, 2011, net unrealized appreciation for all securities based on tax cost was $2,621,352.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,622,285 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $933.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2011 amounted to $15,761,025 which is 43.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
SPDR: Standard & Poor's Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Government & Agency Obligation	$—	$26,827,335	$—	$26,827,335
Exchange-Traded Funds	8,933,696	—	—	8,933,696
Short-Term Investments(d)	16,378,687	—	—	16,378,687
Total	$25,312,383	$26,827,335	$—	$52,139,718

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 21, 2011